INCOME TAXES (Schedule of Reconciliation of Statutory Federal Rate to Effective Income Tax Rate) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Income tax benefit at U.S. federal income tax rate					$ (1,503,000)	$ (1,330,000)
State tax, net of federal tax effect					(398,000)	(352,000)
Non-deductible share-based compensation					91,000	$ (33,000)
Other non-deductible					17,000
Change in valuation allowance					$ 1,793,000	$ 1,715,000
Total
Income tax benefit at U.S. federal income tax rate					(34.00%)	(34.00%)
State tax, net of federal tax effect					(9.00%)	(9.00%)
Non-deductible share-based compensation					2.00%	(1.00%)
Other non-deductible
Change in valuation allowance					41.00%	44.00%
Total